Derivative Instruments (Details) (USD $)	3 Months Ended		9 Months Ended				3 Months Ended		9 Months Ended		3 Months Ended		9 Months Ended		3 Months Ended		9 Months Ended		3 Months Ended		9 Months Ended		3 Months Ended		9 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Exchange-Traded Future [Member]	Sep. 30, 2012 Exchange-Traded Future [Member]	Sep. 30, 2013 Exchange-Traded Future [Member]	Sep. 30, 2012 Exchange-Traded Future [Member]	Sep. 30, 2013 Currency Forwards [Member]	Sep. 30, 2012 Currency Forwards [Member]	Sep. 30, 2013 Currency Forwards [Member]	Sep. 30, 2012 Currency Forwards [Member]	Sep. 30, 2013 Interest Rate Swaps [Member]	Sep. 30, 2012 Interest Rate Swaps [Member]	Sep. 30, 2013 Interest Rate Swaps [Member]	Sep. 30, 2012 Interest Rate Swaps [Member]	Sep. 30, 2013 Credit Default Swaps [Member]	Sep. 30, 2012 Credit Default Swaps [Member]	Sep. 30, 2013 Credit Default Swaps [Member]	Sep. 30, 2012 Credit Default Swaps [Member]	Sep. 30, 2013 Option swap [Member]	Sep. 30, 2012 Option swap [Member]	Sep. 30, 2013 Option swap [Member]	Sep. 30, 2012 Option swap [Member]	Sep. 30, 2013 Total Return Swap [Member]	Sep. 30, 2012 Total Return Swap [Member]	Sep. 30, 2013 Total Return Swap [Member]	Sep. 30, 2012 Total Return Swap [Member]	Dec. 31, 2012 Not Designated as Hedging Instrument [Member]	Dec. 31, 2011 Not Designated as Hedging Instrument [Member]	Sep. 30, 2013 Not Designated as Hedging Instrument [Member]	Dec. 31, 2012 Not Designated as Hedging Instrument [Member] Exchange-Traded Future [Member]	Dec. 31, 2011 Not Designated as Hedging Instrument [Member] Exchange-Traded Future [Member]	Sep. 30, 2013 Not Designated as Hedging Instrument [Member] Exchange-Traded Future [Member]	Dec. 31, 2012 Not Designated as Hedging Instrument [Member] Currency Forwards [Member]	Dec. 31, 2011 Not Designated as Hedging Instrument [Member] Currency Forwards [Member]	Sep. 30, 2013 Not Designated as Hedging Instrument [Member] Currency Forwards [Member]	Dec. 31, 2012 Not Designated as Hedging Instrument [Member] Interest Rate Swaps [Member]	Dec. 31, 2011 Not Designated as Hedging Instrument [Member] Interest Rate Swaps [Member]	Sep. 30, 2013 Not Designated as Hedging Instrument [Member] Interest Rate Swaps [Member]	Dec. 31, 2012 Not Designated as Hedging Instrument [Member] Credit Default Swaps [Member]	Dec. 31, 2011 Not Designated as Hedging Instrument [Member] Credit Default Swaps [Member]	Sep. 30, 2013 Not Designated as Hedging Instrument [Member] Credit Default Swaps [Member]	Dec. 31, 2012 Not Designated as Hedging Instrument [Member] Option swap [Member]	Sep. 30, 2013 Not Designated as Hedging Instrument [Member] Option swap [Member]	Dec. 31, 2012 Not Designated as Hedging Instrument [Member] Total Return Swap [Member]	Dec. 31, 2011 Not Designated as Hedging Instrument [Member] Total Return Swap [Member]	Sep. 30, 2013 Not Designated as Hedging Instrument [Member] Total Return Swap [Member]
Derivative [Line Items]
Notional Value																															$ 370,332,000	$ 319,780,000	$ 362,002,000	$ 89,901,000	$ 111,447,000	$ 70,464,000	$ 80,445,000	$ 38,330,000	$ 108,841,000	$ 55,435,000	$ 47,640,000	$ 32,365,000	$ 53,775,000	$ 84,215,000	$ 50,430,000	$ 103,000	$ 98,000	$ 90,673,000	$ 38,148,000	$ 99,804,000
Asset Derivatives																															2,625,000	3,621,000	4,581,000	64,000	127,000	700,000	473,000	358,000	523,000	73,000	136,000	788,000	457,000	2,962,000	944,000	83,000	136,000	1,475,000	38,000	1,490,000
Liability Derivatives																															7,070,000	7,259,000	3,789,000	1,598,000	2,054,000	354,000	429,000	227,000	839,000	888,000	3,301,000	598,000	272,000	639,000	347,000	92,000	39,000	3,791,000	1,038,000	1,612,000
Gains (Losses)	(9,763,000)	(13,610,000)	(11,908,000)	(27,692,000)			(4,664,000)	(5,608,000)	(6,909,000)	(14,156,000)	(2,365,000)	(1,019,000)	(1,983,000)	165,000	(169,000)	(699,000)	337,000	(1,422,000)	(506,000)	(3,751,000)	(507,000)	(7,102,000)	(29,000)	(222,000)	(215,000)	(311,000)	(2,030,000)	(2,311,000)	(2,631,000)	(4,866,000)	(35,644,000)	4,339,000		(18,291,000)	8,979,000		(503,000)	453,000		(1,358,000)	(5,585,000)		(8,598,000)	676,000		(424,000)		(6,470,000)	(184,000)
Cash collateral payable to trade counterparties	1,400,000		1,400,000		1,500,000	4,400,000
Return of cash collateral into brokerage accounts	$ 5,000,000		$ 5,000,000		$ 8,400,000	$ 14,700,000